Financial Instruments (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Instrument [Line Items]
Derivative financial Asset	$ 3,412,197	$ 11,522,482
Total Agreements [Member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	22	51
Derivative financial Asset	$ 8,240,079	$ 15,060,115
Derivative financial Liability	$ 1,045,700	$ 6,348,654
Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	2	2
Derivative financial Asset	$ 4,827,882	$ 3,537,633
Derivative financial Liability	$ 805,306	$ 1,351,530
Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	20	49
Derivative financial Asset	$ 3,412,197	$ 11,522,482
Derivative financial Liability	$ 240,394	$ 4,997,124
USD [Member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	1	1
Derivative, Nominal amount	$ 2,000	$ 2,000
Derivative financial Asset	4,571,984	3,325,079
Derivative financial Liability	$ 805,306	$ 1,194,502
USD [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	14	32
Derivative, Nominal amount	$ 72,593	$ 269,371
Derivative financial Asset	2,989,286	11,264,711
Derivative financial Liability	160,803	$ 3,832,634
USD [Member] | Not later than one year [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements		1
Derivative, Nominal amount	0	$ 0
Derivative financial Asset	0	0
Derivative financial Liability	805,306	1,194,502
USD [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount	26,393	79,326
Derivative financial Asset	412,065	225,815
Derivative financial Liability	79,591	1,153,302
CLP [Member] | Not later than one year [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount	0	0
Derivative financial Asset	157,344	212,554
Derivative financial Liability	0	0
CLP [Member] | Later than one year and not later than five years [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount	2,000	2,000
Derivative financial Asset	4,571,984	3,325,079
Derivative financial Liability	$ 0	$ 0
Euro [Member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	1	1
Derivative, Nominal amount	$ 11,600	$ 11,600
Derivative financial Asset	255,898	212,554
Derivative financial Liability	$ 0	$ 157,028
Euro [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	5	10
Derivative, Nominal amount	$ 26,393	$ 79,326
Derivative financial Asset	412,065	225,815
Derivative financial Liability	79,591	1,153,302
Euro [Member] | Not later than one year [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount	72,593	269,371
Derivative financial Asset	2,989,286	11,264,711
Derivative financial Liability	160,803	3,832,634
Euro [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount	800	2,650
Derivative financial Asset	10,846	28,381
Derivative financial Liability	$ 0	$ 3,986
Euro [Member] | Later than one year and not later than five years [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	1	-
Derivative, Nominal amount	$ 11,600	$ 11,600
Derivative financial Asset	98,554	0
Derivative financial Liability	$ 0	$ 157,028
CAD [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	1	3
Derivative, Nominal amount	$ 800	$ 2,650
Derivative financial Asset	10,846	28,381
Derivative financial Liability	0	3,986
CAD [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount	0	1,030
Derivative financial Asset	0	3,575
Derivative financial Liability	$ 0	$ 7,202
GBP [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	-	4
Derivative, Nominal amount	$ 0	$ 1,030
Derivative financial Asset	0	3,575
Derivative financial Liability	$ 0	$ 7,202
GBP [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	-